Fair Value Measurements - Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book Value	$ 402,783	$ 270,166
Cash and cash equivalents - Fair Value	402,783	270,166
Restricted cash - Book Value	186	29,623
Restricted cash - Fair Value	186	29,623
Other investments - Book Value	10,483	12,289
Other investments - Fair Value	10,483	12,289
Amounts due from related parties, short-term - Book Value	1,720	36,620
Amounts due from related parties, short-term - Fair Value	1,720	36,620
Amounts due from related parties, long-term - Book Value	7,142	0
Amounts due from related parties, long-term - Fair Value	7,142	0
Amounts due to related parties, short-term - Book Value	(23,484)	0
Amounts due to related parties, short-term - Fair Value	(23,484)	0
Senior unsecured bonds, net - Book Value	(294,392)	0
Senior unsecured bonds, net - Fair Value	(299,814)	0
Credit facilities and financial liabilities, including current portion, net - Book Value	(1,535,334)	(1,803,153)
Credit facilities and financial liabilities, including current portion, net - Fair Value	(1,557,238)	(1,827,384)
Fair value of derivatives, including current portion, Book Value	(2,261)	0
Fair value of derivatives, including current portion, Fair Value	$ (2,261)	$ 0